Going concern and risk management policies - Additional Information (Detail) - GBP (£) £ in Millions	Jul. 09, 2019	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total committed facilities available		£ 7,838.2
Events After Reporting Period [member] | Kantar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from proposed sale	£ 3,100.0
Net proceeds to be retained from proposed sale	60.00%